T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

March 31, 2024 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.5%
COMMUNICATION SERVICES 6.8%
Entertainment 0.3%
Walt Disney	31,481	3,852
		3,852
Interactive Media & Services 6.5%
Alphabet, Class A (1)	363,373	54,844
Meta Platforms, Class A (1)	59,030	28,664
		83,508
Total Communication Services		87,360
CONSUMER DISCRETIONARY 8.8%
Broadline Retail 4.2%
Amazon.com (1)	298,719	53,883
		53,883
Hotels Restaurants & Leisure 4.2%
Chipotle Mexican Grill (1)	856	2,488
Hilton Worldwide Holdings	61,418	13,101
Marriott International, Class A	19,665	4,962
McDonald's	58,767	16,569
Starbucks	16,995	1,553
Yum! Brands	110,340	15,299
		53,972
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Class B	56,067	5,269
		5,269
Total Consumer Discretionary		113,124
CONSUMER STAPLES 0.3%
Beverages 0.3%
Keurig Dr Pepper	132,272	4,057
Total Consumer Staples		4,057
ENERGY 3.4%
Energy Equipment & Services 0.2%
Schlumberger	61,609	3,377
		3,377
Oil, Gas & Consumable Fuels 3.2%
Canadian Natural Resources	399,860	30,517
Chesapeake Energy	120,313	10,687
		41,204
Total Energy		44,581

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
FINANCIALS 9.8%
Banks 0.7%
Bank of America	76,003	2,882
PNC Financial Services Group	34,701	5,608
		8,490
Capital Markets 4.0%
CME Group	23,940	5,154
Goldman Sachs Group	18,598	7,768
Intercontinental Exchange	82,046	11,276
KKR	91,356	9,189
Moody's	5,974	2,348
Morgan Stanley	75,015	7,063
MSCI	2,460	1,379
S&P Global	10,973	4,668
Tradeweb Markets, Class A	29,934	3,118
		51,963
Financial Services 2.9%
Mastercard, Class A	39,210	18,882
Visa, Class A	66,356	18,519
		37,401
Insurance 2.2%
Arthur J Gallagher	51,181	12,797
Marsh & McLennan	76,685	15,796
		28,593
Total Financials		126,447
HEALTH CARE 17.4%
Biotechnology 2.6%
AbbVie	103,232	18,799
Argenx SE, ADR (1)	7,899	3,110
Biogen (1)	51,869	11,184
		33,093
Health Care Equipment & Supplies 4.4%
Abbott Laboratories	96,707	10,992
Alcon	53,022	4,416
Becton Dickinson	91,163	22,559
GE HealthCare Technologies	107,340	9,758
Stryker	16,081	5,755
Teleflex	17,037	3,853
		57,333
Health Care Providers & Services 3.8%
Elevance Health	15,350	7,960
Humana	10,495	3,639

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
McKesson	13,645	7,325
UnitedHealth Group	62,071	30,706
		49,630
Life Sciences Tools & Services 4.5%
Avantor (1)	240,358	6,146
Danaher	85,129	21,258
Revvity	245,104	25,736
Thermo Fisher Scientific	7,568	4,399
		57,539
Pharmaceuticals 2.1%
Eli Lilly	25,622	19,933
Zoetis	44,308	7,497
		27,430
Total Health Care		225,025
INDUSTRIALS & BUSINESS SERVICES 14.9%
Aerospace & Defense 2.2%
Lockheed Martin	9,383	4,268
Northrop Grumman	15,351	7,348
RTX	179,069	17,465
		29,081
Building Products 0.5%
Trane Technologies	20,477	6,147
		6,147
Commercial Services & Supplies 4.9%
Republic Services	86,277	16,517
Veralto	239,037	21,193
Waste Connections	151,959	26,138
		63,848
Electrical Equipment 1.0%
AMETEX	67,981	12,434
		12,434
Ground Transportation 0.4%
CSX	134,778	4,996
		4,996
Industrial Conglomerates 2.3%
General Electric	56,328	9,887
Roper Technologies	35,294	19,795
		29,682
Machinery 3.2%
Fortive	278,007	23,914
IDEX	10,086	2,461

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Ingersoll-Rand	160,128	15,204
		41,579
Professional Services 0.4%
Broadridge Financial Solutions	3,326	682
Equifax	15,387	4,116
		4,798
Total Industrials & Business Services		192,565
INFORMATION TECHNOLOGY 27.4%
Electronic Equipment, Instruments & Components 2.2%
Amphenol, Class A	94,585	10,910
TE Connectivity	33,391	4,850
Teledyne Technologies (1)	30,896	13,264
		29,024
IT Services 0.2%
Accenture, Class A	6,189	2,145
		2,145
Semiconductors & Semiconductor Equipment 7.8%
Analog Devices	40,001	7,912
Applied Materials	21,117	4,355
KLA	13,899	9,709
Lam Research	5,819	5,654
NVIDIA	68,004	61,446
NXP Semiconductors	45,252	11,212
		100,288
Software 12.8%
Cadence Design Systems (1)	13,642	4,246
Intuit	27,297	17,743
Microsoft	246,698	103,791
PTC (1)	90,143	17,032
Salesforce.com (1)	61,225	18,440
Tyler Technologies (1)	8,349	3,548
		164,800
Technology Hardware, Storage & Peripherals 4.4%
Apple	332,869	57,081
		57,081
Total Information Technology		353,338
MATERIALS 2.0%
Chemicals 1.6%
Linde	44,453	20,640
		20,640

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Construction Materials 0.4%
Martin Marietta Materials	9,676	5,941
		5,941
Total Materials		26,581
REAL ESTATE 1.4%
Specialized REITs 1.4%
American Tower, REIT	50,362	9,951
SBA Communications, REIT	35,820	7,762
Total Real Estate		17,713
UTILITIES 7.3%
Electric Utilities 2.0%
Exelon	318,469	11,965
NextEra Energy	60,615	3,874
Xcel Energy	171,314	9,208
		25,047
Multi-Utilities 4.7%
Ameren	166,100	12,284
CenterPoint Energy	490,203	13,966
CMS Energy	97,825	5,903
DTE Energy	113,678	12,748
Public Service Enterprise Group	83,799	5,596
WEC Energy Group	128,506	10,553
		61,050
Water Utilities 0.6%
Essential Utilities	206,366	7,646
		7,646
Total Utilities		93,743
Total Common Stocks (Cost $1,158,029)		1,284,534
MONEY MARKET FUNDS 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 5.39% (2)(3)	5,040,438	5,040
Total Money Market Funds (Cost $5,040)		5,040
Total Investments in Securities 99.9% of Net Assets (Cost $1,163,069)		$1,289,574
Other Assets Less Liabilities 0.1%		719
Net Assets 100.0%		$1,290,293

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

(3)	Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$39
Totals	$—#	$—	$39+

Supplementary Investment Schedule
Affiliate	Value 12/31/23	Purchase Cost	Sales Cost	Value 3/31/24
T. Rowe Price Government Reserve Fund	$1,792	¤	¤	$5,040
	Total			$5,040^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $39 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $5,040.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Capital Appreciation Equity ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and  are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On March 31, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
ETF1072-054Q1
03/24